Receivables from Customers (Tables)	12 Months Ended
Mar. 31, 2024
Receivables from Customers [Abstract]
Schedule of Receivables from Customers	As of March 31, 2024 and 2023, receivables from customers consisted of the following:
	As of March 31,
	2024	2023
Receivable due from trading solution services	$3,510,142	$3,773,982
Total assets	$3,510,142	$3,773,982